Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
Note 6-	PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant and equipment:

	December 31,	December 31,	December 31,
	2022	2021	2020

Buildings and cultivation facilities	$635,040	$687,318	$670,894
Machinery and equipment	1,017,206	1,102,141	1,065,513
Office equipment and furniture	103,201	104,417	3,918
Total	1,755,447	1,893,876	1,740,325
Less: Accumulated depreciation	(330,312)	(179,922)	(28,163)
Total property, plant and equipment, net	$1,425,135	$1,713,954	$1,712,162

Depreciation expense charged to operations was $168,899, $149,238 and 26,635 for the years ended December 31, 2022 and 2021, and the period from May 4, 2020 (inception) to December 31, 2020, respectively. Depreciation expense with respect to production equipment was charged to production was $144,139, $148,818, and $26,523 for the years ended December 31, 2020 and 2021, and the period from May 4, 2020 (inception) to December 31, 2020, respectively. The remainder, depreciation expense attributable to equipment used in administration, was 24,760, $420 and $112 for the years ended December 31, 2022 and 2021, and the period from May 4, 2020 (inception) to December 31, 2020, respectively, and were included in general and administration expenses.